Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 35,010	$ 34,109	$ 30,448
Accounts receivable-net	55,418	62,714	60,656
Prepaid expenses and other current assets	45,909	27,827	22,572
Current deferred income taxes	11,335	11,367	10,529
Total current assets	147,672	136,017	124,205
Fixed assets-net	385,598	340,376	237,157
Goodwill	1,097,447	997,344	947,371
Other intangibles-net	444,841	432,580	453,117
Deferred income taxes	128	132	1,814
Other assets	12,081	9,659	7,500
Total assets	2,087,767	1,916,108	1,771,164
Current liabilities:
Current portion of long-term debt	7,900	2,036	4,814
Borrowings on revolving line of credit	20,600
Accounts payable and accrued expenses	109,034	97,207	89,033
Deferred revenue	98,015	90,563	90,845
Other current liabilities	24,882	12,087	8,980
Total current liabilities	260,431	201,893	193,672
Long-term debt	757,544	904,607	794,443
Accrued rent and related obligations	35,255	24,944	18,580
Other long-term liabilities	19,753	23,717	22,526
Deferred revenue	4,309	3,727	3,878
Deferred income taxes	152,432	148,880	156,144
Total liabilities	1,229,724	1,307,768	1,189,243
Commitments and contingencies
Redeemable non-controlling interest	8,093	8,126	15,527
Common stock, Class L, value		854,101	772,422
Stockholders' equity (deficit);
Preferred stock, $0.001 par value; 25,000,000 shares authorized in 2013; none issued and outstanding in 2013
Common stock, value	65	6	6
Additional paid-in capital	1,261,361	150,088	126,932
Treasury stock, at cost			(125)
Accumulated other comprehensive loss	(5,191)	(8,816)	(14,161)
Accumulated deficit	(406,285)	(395,165)	(318,680)
Total stockholders' equity (deficit)	849,950	(253,887)	(206,028)
Total liabilities, non-controlling interest, common stock and stockholders' equity (deficit)	$ 2,087,767	$ 1,916,108	$ 1,771,164